INCOME TAX EXPENSE	12 Months Ended
Dec. 31, 2017
INCOME TAX EXPENSE
INCOME TAX EXPENSE

NOTE 7 — INCOME TAX EXPENSE

The Company assesses unrecognized deferred tax assets at the end of each reporting period.  During the year ended 31 December 2017, it became probable that the Company would not have sufficient future taxable profit in the Australian jurisdiction to continue to recognize its deferred tax assets.  Consequently, the Company has derecognized these assets during the period.  The net impact of derecognizing these items resulted in income tax expense of $7.1 million with income tax expense of $0.2 million charged directly to equity.

On December 22, 2017, the U.S. government enacted comprehensive tax legislation commonly referred to as the Tax Cut and Jobs Act of 2017 (“TCJA”).  The passage of this legislation resulted in the change in the U.S. statutory rate from 35% to 21% beginning in January of 2018, the elimination of the corporate alternative minimum tax (“AMT”), the acceleration of depreciation for US tax purposes, limitations on deductibility of interest expense, the elimination of net operating loss carrybacks, and limitations on the use of future losses.  In accordance with IAS 12 - Income Taxes, the impact of a change in tax law is recorded in the period of enactment or substantial enactment.  Consequently, the Company has recorded a decrease to its deferred tax assets of $18.8 million with a corresponding net adjustment to its unrecognized tax assets for the year ended December 31, 2017. In addition to the elimination of the AMT, the TCJA allows for the refund of existing AMT credits beginning in tax years 2018 and continuing through tax year 2021.  Consequently, the Company has reclassified its AMT credit of $4.7 million from an unrecognized tax asset to income tax receivable- noncurrent on the consolidated balance sheet, which will be claimed 50% on the Company’s tax filing for 2018, 25% on the filing for 2019, 12.5% on the filing for 2020, and 12.5% on the filing for 2021.  This results in a current tax benefit of $4.7 million.

The Company believes the effects of the change in tax law incorporated herein are substantially complete, but may be adjusted in future periods if additional information is obtained or further clarification or guidance is issued by regulatory authorities regarding this application of the law.  As a result of other changes introduced by the TCJA, starting with compensation paid in 2018, Section 162(m) will limit us from deducting compensation, including performance-based compensation, in excess of $1 million paid to anyone who, starting in 2018, serves as the Chief Executive Officer or Chief Financial Officer, or who is among the three most highly compensated executive officers for any fiscal year.  The only exception to this rule is for compensation that is paid pursuant to a binding contract in effect on November 2, 2017 that would have otherwise been deductible under the prior Section 162(m) rules.  Accordingly, any compensation paid in the future pursuant to new compensation arrangements entered into after November 2, 2017, even if performance-based, will count towards the $1 million fiscal year deduction limit if paid to a covered executive. Additional information that may affect our income tax accounts and disclosures would include further clarification and guidance on how the Internal Revenue Service will implement tax reform, including guidance with respect to 100% bonus depreciation on self-constructed assets, further clarification and guidance on how state taxing authorities will implement tax reform and the related effect on our state income tax returns, completion of our 2017 tax return filings, and the potential for additional guidance from the IASB related to tax reform.

The following is a summary of 2017, 2016 and 2015 income tax expense (benefit):

	2017	2016	2015
Year ended 31 December	US$’000	US$’00	US$’000
a) The components of income tax expense comprise:
Current tax expense (benefit)	(4,688)	1,563	(6,191)
Deferred tax expense	2,815	142	(100,947)
Total income tax expense (benefit)	(1,873)	1,705	(107,138)

b) The prima facie tax on loss from ordinary activities before income tax is reconciled to the income tax as follows:

Loss before income tax	(24,308)	(43,989)	(370,973)

Prima facie tax expense at the Group’s statutory income tax rate of 30%	(7,293)	(13,197)	(111,292)

Increase (decrease) in tax expense resulting from:

- Change in US Federal tax rate	18,821	—
- Difference of tax rate in US controlled entities	(53)	(2,161)	(20,447)
- Impact of direct accounting from US controlled entities (1)	(8)	(98)	(3,165)
- Share-based compensation	781	539	747
- Other allowable items	(83)	314	77
- Refundable AMT Credits	(4,688)	—	—
- Change in apportioned state tax rates in US controlled entities	—	—	(84)
- Change in unrecognized tax assets	9,471	16,308	27,026
- Change in unrecognized tax assets due to Tax Reform	(18,821)	—	—
Total income tax expense (benefit)	(1,873)	1,705	(107,138)

c) Unused tax losses and temporary differences for which no deferred tax asset has been recognised at 30%	36,672	46,022	29,714

d) Deferred tax charged directly to equity:
- Equity raising costs	821	(986)	—
- Currency translation adjustment	(952)	73	(362)
(1) The Oklahoma US state tax jurisdiction computes income taxes on a direct accounting basis.

Subsequent to 31 December 2017, the Company consolidated its two U.S. tax entities and will report as a single taxpayer in the U.S.